9. Net Income (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Net Income (Loss) Per Common Share
	Year Ended	Year Ended
	December 31, 2015	December 31, 2014
Net income (loss)	$(515,653)	$(3,619,192)
Weighted average shares used for basic net income (loss) per common share	44,637,046	32,542,940
Incremental diluted shares	—	—
Weighted average shares used for diluted net income (loss) per common share	44,637,046	32,542,940
Net income (loss) per common share:
Basic	$(0.11)	$(0.01)
Diluted	$(0.11)	$(0.01)